Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instrument
Derivative financial instruments

17    Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

The Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)         Cash flow hedge

Derivatives that are designated for hedge accounting recognition are qualified as cash flow hedges when they are related to a highly probable forecasted transaction. The effective portion of the changes in fair value is recognized in shareholders’ equity in "Accumulated other comprehensive income (loss)" and is subsequently reclassified to the income statement in the same period when the hedged expected cash flows affect the income statement.

The reclassification adjustment is recognized in the same income statement line item affected by the highly probable forecasted transaction, while gains or losses related to the non-effective portion are immediately recognized as "Other income and expenses, net".

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within "Other income and expenses, net".

(ii)        Fair value hedge

Derivatives that are designated for hedge accounting are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet. Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

(iii)       Derivatives not designated as hedging instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments are recognized immediately in the income statement within "Other income and expenses, net" when related to price risk and within "Net financial results" when related to interest rate or foreign exchange rate risk.

This category includes derivatives contracts entered into in November 2018 by the Company to mitigate its exposure to the foreign currency risk associated with changes in the Brazilian real exchange rate for the majority of the estimated capital expenditures of the Aripuanã project. The transaction involved the purchase of collars in the notional amount of USD 294 million (BRL 1,057 million) which relates to the estimated Aripuanã’s disbursements from 2019 to 2021.

(a)      Fair value by strategy

	2019			2018
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	258,220	(713)	261,020	(557)
			(713)		(557)
Sales of zinc at a fixed price
Zinc forward	ton	15,252	(1,043)	10,566	(858)
			(1,043)		(858)
Inflation risk
Three-month LIBOR vs. Brazilian interbank interest rate swap	USD	90,000	(1,413)	—	—
Brazilian inflation vs. Brazilian interbank interest rate swap	BRL	226,880	1,482	—	—
			69		—
Foreign exchange risk
Foreign exchange collars (USD)	BRL	653,148	(607)	1,056,922	(1,602)
			(607)		(1,602)

			(2,294)		(3,017)
Current assets			4,835		7,385
Non-current assets			14,689		3,820
Current liabilities			(8,276)		(8,662)
Non-current liabilities			(13,542)		(5,560)

(b)       Changes in fair value

				Other income	Net financial	Other comprehensive
Strategy	Inventory	Cost of sales	Net revenues	and expenses, net	results	income	Realized gain (loss)
Mismatches of quotational periods	504	(9,631)	4,791	(231)	—	1,332	(3,079)
Sales of zinc at a fixed price	—	—	—	(602)	—	—	(417)
Inflation risk USD	—	—	—	—	(1,413)	—	—
Inflation risk BRL	—	—	—	—	1,443	—	(40)
Foreign exchange risk	—	—	—	—	994	—	—
	504	(9,631)	4,791	(833)	1,024	1,332	(3,536)